Note 34	6 Months Ended
Jun. 30, 2022
Fee and commission income and expenses [Abstract]
Disclosure of fee and commission income (expense) [text block]	Fee and commission income and expense
The breakdown of the balance under these headings in the accompanying condensed consolidated income statements is as follows:

Fee and commission income. Breakdown by origin (Millions of Euros)
	June 2022	June 2021
Bills receivables	13	11
Demand accounts	233	199
Credit and debit cards and POS	1,610	1,181
Checks	81	64
Transfers and other payment orders	389	305
Insurance product commissions	128	109
Loan commitments given	123	111
Other commitments and financial guarantees given	200	178
Asset management	610	607
Securities fees	131	169
Custody securities	91	78
Other fees and commissions	354	299
Total	3,964	3,311
The breakdown of the balance under these headings in the accompanying condensed consolidated income statements is as follows:

Fee and commission expense. Breakdown by origin (Millions of Euros)
	June 2022	June 2021
Demand accounts	2	2
Credit and debit cards	851	612
Transfers and other payment orders	62	56
Commissions for selling insurance	33	25
Custody securities	48	25
Other fees and commissions	318	275
Total	1,314	996